Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”). Accordingly, they do not include all the information and footnotes required by generally accepted accounting principles for complete financial statements. For additional information, these condensed consolidated financial statements should be read in conjunction with Lazydays Holdings, Inc.’s and Lazy Days’ R.V. Center, Inc.’s consolidated financial statements and notes as of December 31, 2018 and 2017 and for the years then ended, included in the Annual Report on Form 10-K filed with the SEC on March 22, 2019. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.

Principles of Consolidation

Successor

The condensed consolidated financial statements in the period from March 15, 2018 to June 30, 2018 and January 1, 2019 to June 30, 2019 include the accounts of Holdings, Lazydays RV and its wholly owned subsidiary LDRV Holdings Corp. LDRV Holdings Corp is the sole owner of Lazydays Land Holdings, LLC, Lazydays Tampa Land Holdings, LLC, Lazydays RV America, LLC, Lazydays RV Discount, LLC, Lazydays Mile Hi RV, LLC, LDRV of Tennessee LLC, and Lazydays of Minneapolis LLC (collectively, the “Company”, “Lazydays” or “Successor”). All significant inter-company accounts and transactions have been eliminated in consolidation.

Predecessor

The condensed consolidated financial statements in the periods from January 1, 2018 to March 14, 2018 include the accounts of Lazydays RV and its wholly owned subsidiary LDRV Holdings Corp. LDRV Holdings Corp is the sole owner of Lazydays Arizona, LLC, Lazydays Land Holdings, LLC, Lazydays Tampa Land Holdings, LLC, Lazydays RV America, LLC, Lazydays RV Discount, LLC, and Lazydays Mile Hi RV, LLC (collectively, the “Predecessor”). All significant inter-company accounts and transactions have been eliminated in consolidation.

Predecessor and Successor Periods

As a result of the Mergers, Holdings is the acquirer for accounting purposes and Lazydays R.V. Center, Inc. is the acquiree and the accounting predecessor. The financial statement presentation distinguishes the results into two distinct periods, the period up to March 14, 2018 (the “Predecessor Period”), the day immediately prior to March 15, 2018 (the “Acquisition Date”) and the period including and after that date (the “Successor Period”). The Mergers were accounted for as a business combination using the acquisition method of accounting and the Successor financial statements reflect a new basis of accounting that is based on the fair value of the net assets acquired.

As a result of the application of the acquisition method of accounting as of the effective time of the Transaction Merger, the accompanying condensed consolidated financial statements include a black line division which indicates that the Predecessor and Successor reporting entities shown are presented on a different basis and are, therefore, not directly comparable.

The historical financial information of Andina (which was a special purpose acquisition company) prior to the business combination has not been reflected in the Predecessor financial statements as these historical amounts have been considered immaterial. Accordingly, no other activity in the Company was reported in the Predecessor Period other than the activity of Lazydays RV.

Basis of Presentation and Principles of Consolidation

Successor

The consolidated financial statements in the period from March 15, 2018 to December 31, 2018 include the accounts of Holdings, Lazydays RV and its wholly owned subsidiary LDRV Holdings Corp. LDRV Holdings Corp is the sole owner of Lazydays Land Holdings, LLC, Lazydays Tampa Land Holdings, LLC, Lazydays RV America, LLC, Lazydays RV Discount, LLC, Lazydays Mile Hi RV, LLC, Lazydays of Minneapolis LLC, and LDRV of Tennessee LLC (collectively, the “Company”, “Lazydays” or “Successor”). All significant inter-company accounts and transactions have been eliminated in consolidation.

Predecessor

The consolidated financial statements in the periods from January 1, 2018 to March 14, 2018 and January 1, 2017 through December 31, 2017 include the accounts of Lazydays RV and its wholly owned subsidiary LDRV Holdings Corp. LDRV Holdings Corp is the sole owner of Lazydays Arizona, LLC, Lazydays Land Holdings, LLC, Lazydays Tampa Land Holdings, LLC, Lazydays RV America, LLC, Lazydays RV Discount, LLC, and Lazydays Mile Hi RV, LLC (collectively, the “Predecessor”). All significant inter-company accounts and transactions have been eliminated in consolidation.

Predecessor and Successor Periods

As a result of the Mergers, Holdings is the acquirer for accounting purposes and Lazydays RV is the acquiree and the accounting predecessor. The financial statement presentation distinguishes the results into two distinct periods, the periods up to March 15, 2018 (the “Acquisition Date”) (“Predecessor Periods”) and the period including and after that date (the “Successor Period”). The Mergers were accounted for as a business combination using the acquisition method of accounting and the Successor financial statements reflect a new basis of accounting that is based on the fair value of the net assets acquired.

As a result of the application of the acquisition method of accounting as of the effective time of the Transaction Merger, the accompanying consolidated financial statements include a black line division which indicates that the Predecessor and Successor reporting entities shown are presented on a different basis and are, therefore, not directly comparable.

The historical financial information of Andina, which was a special purpose acquisition company prior to the business combination, has not been reflected in the Predecessor financial statements as these historical amounts have been considered immaterial. Accordingly, no other activity in the Company was reported in the Predecessor Period other than the activity of Lazydays RV.

Use of Estimates in the Preparation of Financial Statements

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include the assumptions used in the valuation of the net assets acquired in business combinations, goodwill and other intangible assets, provision for charge-backs, inventory write-downs, the allowance for doubtful accounts and stock-based compensation.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include the assumptions used in the valuation of the net assets acquired in business combinations, goodwill and other intangible assets, provision for charge-backs, inventory write-downs, the allowance for doubtful accounts and stock-based compensation.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term, highly liquid investments purchased with a maturity date of three months or less to be cash equivalents. The carrying amount approximates fair value because of the short-term maturity of these instruments. Cash consists of business checking accounts with its banks, the first $250 of which is insured by the Federal Deposit Insurance Corporation. There are no cash equivalents as of December 31, 2018 and 2017.

Revenue Recognition

Revenue Recognition

In May 2014, the Financial Accounting Standards Board (“FASB”) issued accounting standard updates which clarified principles for recognizing revenue arising from contracts with customers (Accounting Standards Codification (“ASC”) 606 (“ASC 606”) which superseded existing accounting guidance for revenue recognition. The core principle of the revenue standard is that an entity recognizes revenue to depict the transfer of promised goods or services to clients in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new guidance applies a five-step model for revenue measurement and recognition and also requires increased disclosures including the nature, amount, timing, and uncertainty of revenue and cash flows related to contracts with clients.

The Company adopted the new revenue recognition standard at the beginning of the first quarter of fiscal 2019 using the modified retrospective method of adoption and applied the guidance to those contracts that were not completed as of December 31, 2018. Based on the evaluation, the Company did not identify customer contracts which will require different recognition under the new guidance.

Revenues are recognized when control of the promised goods or services is transferred to the customers at the expected amount the Company is entitled to for such goods and services. Taxes collected on revenue producing transactions are excluded from revenue in the condensed consolidated statements of income. The following table represents the Company’s disaggregation of revenue:

	Three Months		Six Months
	Successor	Successor	Successor		Predecessor
	April 1, 2019 to June 30, 2019	April 1, 2018 to June 30, 2018	January 1, 2019 to June 30, 2019	March 15, 2018 to June 30, 2018	January 1, 2018 to March 14, 2018

New vehicles revenue	$94,234	$88,643	$192,046	$113,928	$73,831
Preowned vehicle revenue	54,812	55,718	109,634	69,600	45,280
Parts, accessories, and related services	8,731	8,103	17,506	9,944	6,121
Finance and insurance revenue	9,537	8,219	19,252	10,656	6,861
Campground, rental, and other revenue	1,232	1,431	3,165	1,891	1,846
	$168,546	$162,114	$341,603	$206,019	$133,939

Revenue from the sale of vehicle contracts is recognized at a point in time on delivery, transfer of title and completion of financing arrangements.

Revenue from the sale of parts, accessories, and related service is recognized as services and parts are delivered or as a customer approves elements of the completion of service. Revenue from the sale of parts, accessories, and related service is recognized in other revenue in the accompanying condensed consolidated statements of income.

Revenue from the rental of vehicles is recognized pro rata over the period of the rental agreement. The rental agreements are generally short-term in nature. Revenue from rentals is included in other revenue in the accompanying condensed consolidated statements of income. Campground revenue is also recognized over the time period of use of the campground.

The Company receives commissions from the sale of insurance and vehicle service contracts to customers. In addition, the Company arranges financing for customers through various financial institutions and receives commissions. The Company may be charged back (“charge-backs”) for financing fees, insurance or vehicle service contract commissions in the event of early termination of the contracts by the customers. The revenues from financing fees and commissions are recorded at the time of the sale of the vehicles and an allowance for future charge-backs is established based on historical operating results and the termination provision of the applicable contracts. The estimates for future chargebacks require judgment by management, and as a result there is an element of risk associated with these revenue streams. The Company recognized finance and insurance revenues, net of chargebacks, which is included in other revenue as follows (unaudited):

	Three Months		Six Months
	Successor	Successor	Successor		Predecessor
	April 1, 2019 to June 30, 2019	April 1, 2018 to June 30, 2018	January 1, 2019 to June 30, 2019	March 15, 2018 to June 30, 2018	January 1, 2018 to March 14, 2018

Gross finance and insurance revenues	$11,009	$9,060	$21,687	$11,577	$7,483
Chargebacks	(1,472)	(841)	(2,435)	(921)	(622)
Net Finance Revenue	$9,537	$8,219	$19,252	$10,656	$6,861

The Company has an accrual for charge-backs which totaled $3,998 and $3,252 at June 30, 2019 and December 31, 2018, respectively, and is included in “Accounts payable, accrued expenses, and other current liabilities” in the accompanying condensed consolidated balance sheets.

Deposits on vehicles received in advance are accounted for as a liability and recognized into revenue upon completion of each respective transaction. These contract liabilities are included in Note 5 – Accounts Payable, Accrued Expenses, and Other Current Liabilities as customer deposits. During the Successor Period from January 1, 2019 to June 30, 2019, $1,694 of contract liabilities as of December 31, 2018 were recognized in revenue.

Revenue Recognition

The Company recognizes revenue when the following four criteria are met: (1) delivery has occurred or services rendered; (2) persuasive evidence of an arrangement exists; (3) fees are fixed or determinable, and (4) the collection of related accounts receivable is probable.

Revenue from the sale of vehicles is recognized on delivery, transfer of title and completion of financing arrangements. Revenue from parts, sales, and service is recognized on delivery of the service or product. Revenue from parts, sales, and service is recognized in other revenue in the accompanying consolidated statements of operations.

Revenue from the rental of vehicles is recognized pro rata over the period of the rental agreement. The rental agreements are generally short-term in nature. Revenue from rentals is included in other revenue in the accompanying consolidated statements of operations.

The Company receives commissions from the sale of insurance and vehicle service contracts to customers. In addition, the Company arranges financing for customers through various financial institutions and receives commissions. The Company may be charged back (“charge-backs”) for financing fees, insurance or vehicle service contract commissions in the event of early termination of the contracts by the customers. The revenues from financing fees and commissions are recorded at the time of the sale of the vehicles and an allowance for future charge-backs is established based on historical operating results and the termination provision of the applicable contracts. The Company recognized finance and insurance revenues, net of chargebacks, which is included in other revenue as follows:

	Successor	Predecessor
	March 15, 2018 to December 31, 2018	January 1, 2018 to March 14, 2018	January 1, 2017 to December 31, 2017

Gross finance and insurance revenues	$27,926	$7,483	$32,509
Chargebacks	(2,338)	(622)	(2,661)
Net Finance Revenue	$25,588	$6,861	$29,848

The Company has an accrual for charge-backs which totaled $3,252 and $2,373 at December 31, 2018 and 2017, respectively, and is included in “Accounts payable, accrued expenses, and other current liabilities” in the accompanying consolidated balance sheets.

Deposits on vehicles received in advance are accounted for as a liability and recognized into revenue upon completion of each respective transaction.

Revenue is recorded net of related sales and excise taxes.

Occupancy Costs		Occupancy Costs As a retail merchandising organization, the Company has elected to classify occupancy costs as selling, general and administrative expense in the consolidated statements of operations.
Shipping and Handling Fees and Costs

Shipping and Handling Fees and Costs

The Company reports shipping and handling costs billed to customers as a component of revenues, and related costs are reported as a component of costs applicable to revenues. For the period from March 15, 2018 to December 31, 2018, shipping and handling included as a component of revenue were $1,896. For the periods from January 1, 2018 to March 14, 2018 and January 1, 2017 to December 31, 2017 shipping and handling costs included as a component of revenue were $603 and $2,760 respectively.

Receivables

Receivables

The Company sells to customers and arranges third-party financing, as is customary in the industry. Interest is not normally charged on receivables. Management establishes an allowance for doubtful accounts based on its historic loss experience and current economic conditions. Losses are charged to the allowance when management deems further collection efforts will not produce additional recoveries.

Inventories

Inventories

Vehicle and parts inventories are recorded at the lower of cost or net realizable value, with cost determined by the last-in, first-out (“LIFO”) method. Cost includes purchase costs, reconditioning costs, dealer-installed accessories, and freight. For vehicles accepted in trades, the cost is the fair value of such used vehicles at the time of the trade-in. Retail parts, accessories, and other inventories primarily consist of retail travel and leisure specialty merchandise. The current replacement costs of LIFO inventories exceeded their recorded values by $1,881 and $1,275 as of June 30, 2019 and December 31, 2018, respectively.

Inventories

Vehicle and parts inventories are recorded at the lower of cost or net realizable value, with cost determined by the last-in, first-out (“LIFO”) method. Cost includes purchase costs, reconditioning costs, dealer-installed accessories, and freight. For vehicles accepted in trades, the cost is the fair value of such used vehicles at the time of the trade-in. Retail parts, accessories, and other inventories primarily consist of retail travel and leisure specialty merchandise. The current replacement costs of LIFO inventories exceeded their recorded values by $1,276 and $11,930 as of December 31, 2018 and 2017, respectively.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Expenditures for maintenance and repairs are charged to expense in the period incurred. Improvements and additions are capitalized. Depreciation of property and equipment is provided using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized using the straight-line method over the lesser of the useful life of the asset or the term of the lease.

Successor

Useful lives range from 2 to 26 years for buildings and improvements and from 2 to 12 years for vehicles and equipment.

Predecessor

Useful lives range from 15 to 20 years for buildings and improvements and from 2 to 7 years for vehicles and equipment.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

The Company’s goodwill, trade names and trademarks are deemed to have indefinite lives, and accordingly are not amortized, but are evaluated at least annually for impairment and more often whenever changes in facts and circumstances may indicate that the carrying value may not be recoverable. Application of the goodwill impairment test requires judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining fair value. Significant judgment is required to estimate the fair value of reporting units which includes estimating future cash flows, determining appropriate discount rates, consideration of the Company’s aggregate fair value, and other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value and/or goodwill impairment.

When testing goodwill for impairment, the Company may assess qualitative factors for some or all of our reporting units to determine whether it is more likely than not (that is, a likelihood of more than 50 percent) that the fair value of the reporting unit is less than the carrying amount, including goodwill. Alternatively, the Company may bypass this qualitative assessment for some or all our reporting units and perform a detailed quantitative test of impairment (Step 1). If the Company performs the detailed quantitative impairment test and the carrying amount of the reporting unit exceeds its fair value, the Company would perform an analysis, (Step 2) to measure such impairment. At December 31, 2018 and 2017, the Company performed a qualitative assessment to identify and evaluate events and circumstances to conclude whether it is more likely than not that the fair value of the Company’s reporting units is less than their carrying amounts. Based on the Company’s qualitative assessments, the Company concluded that a positive assertion can be made that it is more likely than not that the fair value of the reporting units exceeded their carrying values and no impairments were identified at December 31, 2018.

The Company’s manufacturer and customer relationships are amortized over their estimated useful lives on a straight-line basis.

Successor

The estimated useful lives are 7 to 12 years for both the manufacturer and customer relationships.

Predecessor

The estimated useful lives were 13 to 18 years for the manufacturer relationships. The customer relationships were fully amortized and had a net carrying value of $0 at December 31, 2017.

Vendor Allowances

Vendor Allowances

As a component of the Company’s consolidated procurement program, the Company frequently enters into contracts with vendors that provide for payments of rebates. These vendor payments are reflected in the carrying value of the inventory when earned or as progress is made toward earning the rebates and as a component of costs of sales as the inventory is sold. Certain of these vendor contracts provide for rebates that are contingent upon the Company meeting specified performance measures such as a cumulative level of purchases over a specified period of time. Such contingent rebates are given accounting recognition at the point at which achievement of the specified performance measures is deemed to be probable and reasonably estimable.

Financing Costs

Financing Costs

Debt financing costs are recorded as a debt discount and are amortized over the term of the related debt. Amortization of debt discount included in interest expense was $377 for the period from March 15, 2018 to December 31, 2018. Amortization of debt discount included in interest expense was $136 and $371 for the period from January 1, 2018 to March 14, 2018 and January 1, 2017 to December 31, 2017, respectively.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company evaluates the carrying value of long-lived assets whenever events or changes in circumstances indicate that intangible asset’s carrying amount may not be recoverable. Such circumstances could include, but are not limited to (1) a significant decrease in the market value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying amount of the asset being evaluated, an impairment loss would be recognized for the amount by which the carrying value of the asset exceeds its fair value. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. Management believes no impairment of long-lived assets existed as of December 31, 2018 and 2017.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of financial instruments approximate fair value as of December 31, 2018 and 2017 because of the relatively short maturities of these instruments. The carrying amount of the Company’s bank debt approximates fair value as of December 31, 2018 and 2017 because the debt bears interest at a rate that approximates the current market rate at which the Company could borrow funds with similar maturities.

Cumulative Redeemable Convertible Preferred Stock

Cumulative Redeemable Convertible Preferred Stock

The Company’s Series A Preferred Stock (See Note 9 – Preferred Stock) is cumulative redeemable convertible preferred stock. Accordingly, it is classified as temporary equity and is shown net of issuance costs and the relative fair value of warrants issued in conjunction with the issuance of the Series A Preferred Stock. Unpaid preferred dividends are accumulated, compounded at each quarterly dividend date and presented within the carrying value of the Series A Preferred Stock until a dividend is declared by the board of directors.

Cumulative Redeemable Convertible Preferred Stock

The Company’s Series A Preferred Stock (See Note 15 – Preferred Stock) is cumulative redeemable convertible preferred stock. Accordingly, it is classified as temporary equity and is shown net of issuance costs and the relative fair value of warrants issued in conjunction with the issuance of the Series A Preferred Stock. Unpaid preferred dividends are accumulated, compounded at each quarterly dividend date and presented within the carrying value of the Series A Preferred Stock until a dividend is declared by the Board of Directors.

Stock Based Compensation

Stock Based Compensation

The Company accounts for stock-based compensation for employees and directors in accordance with ASC 718, Compensation (“ASC 718”). ASC 718 requires all share-based payments to employees, including grants of employee stock options, to be recognized in the statement of operations based on their fair values. Under the provisions of ASC 718, stock-based compensation costs are measured at the grant date, based on the fair value of the award, and are recognized as expense over the employee’s requisite or derived service period. In accordance with ASC 718, excess tax benefits realized from the exercise of stock-based awards are classified as cash flows from operating activities. All excess tax benefits and tax deficiencies (including tax benefits of dividends on share-based payment awards) are recognized as income tax expense or benefit in the condensed consolidated statements of income.

Stock Based Compensation

The Company accounts for stock-based compensation for employees and directors in accordance with Accounting Standards Codification (“ASC”) 718, Compensation (“ASC 718”). ASC 718 requires all share-based payments to employees, including grants of employee stock options, to be recognized in the statement of operations based on their fair values. Under the provisions of ASC 718, stock-based compensation costs are measured at the grant date, based on the fair value of the award, and are recognized as expense over the employee’s requisite or derived service period. In accordance with ASC 718, excess tax benefits realized from the exercise of stock-based awards are classified as cash flows from operating activities. All excess tax benefits and tax deficiencies (including tax benefits of dividends on share-based payment awards) are recognized as income tax expense or benefit in the consolidated statements of operations.

Earnings Per Share

Earnings Per Share

The Company computes basic and diluted earnings/(loss) per share (“EPS”) by dividing net earnings/(loss) by the weighted average number of shares of common stock outstanding during the period.

The Company is required, in periods in which it has net income, to calculate EPS using the two-class method. The two-class method is required because the Company’s Series A Preferred Stock have the right to receive dividends or dividend equivalents should the Company declare dividends on its common stock. Under the two-class method, earnings for the period are allocated on a pro-rata basis to the common and preferred stockholders. The weighted-average number of common and preferred shares outstanding during the period is then used to calculate basic EPS for each class of shares.

In periods in which the Company has a net loss, basic loss per share is calculated by dividing the loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period. The two-class method is not used, because the preferred stock does not participate in losses.

The following table summarizes net income (loss) attributable to common stockholders used in the calculation of basic and diluted loss per common share:

	Successor
	April 1, 2019 to June 30, 2019	April 1, 2018 to June 30, 2018	January 1, 2019 to June 30, 2019	March 15, 2018 to June 30, 2018

(Dollars in thousands - except per share and per share amounts)
Distributed earnings allocated to common stock	$-	$-	$-	$-
Undistributed earnings (loss) allocated to common stock	205	388	611	(2,284)
Net earnings (loss) allocated to common stock	205	388	611	(2,284)
Net earnings allocated to participating securities	128	239	382	-
Net income (loss) allocated to common stock and participating securities	$333	$627	$993	$(2,284)

Weighted average shares outstanding for basic earnings per common share	9,811,107	9,668,250	9,753,491	9,668,250
Dilutive effect of warrants and options	-	-	-	-
Weighted average shares outstanding for diluted earnings per common share	9,811,107	9,668,250	9,753,491	9,668,250

Basic earnings (loss) per common share	$0.02	$0.04	$0.06	$(0.24)
Diluted earnings (loss) per common share	$0.02	$0.04	$0.06	$(0.24)

During the Successor Periods, the denominator of the basic and dilutive EPS was calculated as follows:

	April 1, 2019 to June 30, 2019	April 1, 2018 to June 30, 2018	January 1, 2019 to June 30, 2019	March 15, 2018 to June 30, 2018

Weighted average outstanding common shares	8,471,608	8,471,608	8,413,992	8,471,608
Weighted average shares held in escrow	-	(142,857)	-	(142,857)
Weighted average prefunded warrants	1,339,499	1,339,499	1,339,499	1,339,499
Weighted shares outstanding - basic and diluted	9,811,107	9,668,250	9,753,491	9,668,250

For the Successor Periods, the following common stock equivalent shares were excluded from the computation of the diluted loss per share, since their inclusion would have been anti-dilutive:

	April 1, 2019 to June 30, 2019	April 1, 2018 to June 30, 2018	January 1, 2019 to June 30, 2019	March 15, 2018 to June 30, 2018
Shares underlying Series A Convertible Preferred Stock	-	-	-	5,962,733
Shares underlying warrants	4,677,458	4,677,458	4,677,458	4,677,458
Stock options	3,677,580	3,658,421	3,677,580	3,658,421
Shares underlying unit purchase options	-	657,142	-	657,142
Share equivalents excluded from EPS	8,355,038	8,993,021	8,355,038	14,955,754

During the periods from April 1, 2019 to June 30, 2019, April 1, 2018 to June 30, 2018, and January 1, 2019 to June 30, 2019, the two-stock method excludes the dilutive shares issuable upon conversion of the Series A Convertible Preferred Stock. As of June 30, 2019, the Company did not declare and pay the dividend. As a result, the Series A Convertible Preferred Stock was convertible into 6,231,950 shares of common stock.

Earnings Per Share

The Company computes basic and diluted earnings/(loss) per share (“EPS”) by dividing net earnings/(loss) by the weighted average number of shares of common stock outstanding during the period.

The Company is required, in periods in which it has net income, to calculate EPS using the two-class method. The two-class method is required because the Company’s Series A Preferred Stock have the right to receive dividends or dividend equivalents should the Company declare dividends on its common stock. Under the two-class method, earnings for the period are allocated on a pro-rata basis to the common and preferred stockholders. The weighted-average number of common and preferred shares outstanding during the period is then used to calculate basic EPS for each class of shares.

In periods in which the Company has a net loss, basic loss per share is calculated by dividing the loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period. The two-class method is not used, because the preferred stock does not participate in losses.

The following table summarizes net loss attributable to common stockholders used in the calculation of basic and diluted loss per common share:

Successor
March 15, 2018 to December 31, 2018
(Dollars in thousands - except per share amounts)
Distributed earning allocated to common stock	$-
Undistributed loss allocated to common stock	(9,857)
Net loss allocated to common stock	(9,857)
Net loss allocated to participating securities	-
Net loss allocated to common stock and participating securities	$(9,857)
Weighted average shares outstanding for basic earning per common share	9,668,250
Dilutive effect of warrants and options	-
Weighted average shares outstanding for diluted earnings per share computation	9,668,250
Basic loss per common share	$(1.02)
Diluted loss per common share	$(1.02)

During the Successor Period from March 15, 2018 to December 31, 2018, the denominator of the basic and dilutive EPS was calculated as follows:

March 15, 2018 to December 31, 2018

Weighted average outstanding common shares	8,471,608
Weighted average shares held in escrow	(142,857)
Weighted average prefunded warrants	1,339,499
Weighted shares outstanding - basic and diluted	9,668,250

For the Successor period, the following common stock equivalent shares were excluded from the computation of the diluted loss per share, since their inclusion would have been anti-dilutive:

March 15, 2018 to December 31, 2018

Shares underlying Series A Convertible Preferred Stock	5,962,733
Shares underlying warrants	4,677,458
Stock options	3,658,421
Shares underlying unit purchase options	657,142
Share equivalents excluded from EPS	14,955,754

Advertising Costs

Advertising Costs

Advertising and promotion costs are charged to operations in the period incurred. Advertising and promotion costs totaled approximately $3,013 and $2,996 for the three months ended June 30, 2019 and 2018 (Successor Periods), respectively.

Advertising and promotion charges were $6,933, $3,353, and $2,624 for the six months ended June 30, 2019 (Successor Period), the period from March 15, 2018 to June 30, 2018 (Successor Period), and the period from January 1, 2018 to March 14, 2018 (Predecessor Period), respectively.

Advertising Costs

Advertising and promotion costs are charged to operations in the period incurred. Advertising and promotion costs totaled $8,663 for the period from March 15, 2018 to December 31, 2018 (Successor Period). Advertising and promotion charges were $2,624 and $11,027 for the Predecessor periods from January 1, 2018 to March 14, 2018 and January 1, 2017 to December 31, 2017, respectively.

Income Taxes

Income Taxes

The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company estimates the degree to which tax assets and credit carry forwards will result in a benefit based on expected profitability by tax jurisdiction.

In its interim financial statements, the Company follows the guidance in ASC 270, “Interim Reporting” and ASC 740 “Income Taxes”, whereby the Company utilizes the expected annual effective tax rate in determining its income tax provisions for the interim periods.

Income Taxes

The Company accounts for income taxes under ASC 740 Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the year in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

Tax benefits claimed or expected to be claimed on a tax return are recorded in the Company’s financial statements. A tax benefit from an uncertain tax position is only recognized if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate resolution. Uncertain tax positions have had no impact on the Company’s financial condition, results of operations or cash flows. The Company does not expect any significant changes in its unrecognized tax benefits within twelve months of the reporting date.

The Company’s policy is to classify assessments, if any, for tax related interest and penalties as income tax expense in the consolidated statements of operations.

Seasonality

Seasonality

The Company’s combined operations generally experience modestly higher vehicle sales in the first half of each year during the winter months at the Company’s largest location in Tampa, Florida.

Seasonality The Company’s operations generally experience modestly higher vehicle sales in the first half of each year during the winter months at the Company’s largest location in Tampa, Florida.
Vendor Concentrations

Vendor Concentrations

The Company purchases its new recreational vehicles and replacement parts from various manufacturers. During the Successor Period from April 1, 2019 to June 30, 2019, four major manufacturers accounted for 36.1%, 22.3%, 17.0%, and 15.4% of RV purchases. During the Successor Period from January 1, 2019 to June 30, 2019, four major manufacturers accounted for 40.0%, 20.6%, 16.7% and 13.2% of RV purchases.

During the Successor Period from April 1, 2018 to June 30, 2018, four major manufacturers accounted for 33.2%, 26.8%, 16.7%, and 15.9% of RV purchases. During the Successor Period from March 15, 2018 to June 30, 2018, four major manufacturers accounted for 32.7%, 29.3%, 16.0%, and 13.8% of RV purchases. During the Predecessor Period from January 1, 2018 to March 14, 2018, four major manufacturers accounted for 36.1%, 21.4%, 18.2%, and 16.1% of RV purchases.

The Company is subject to dealer agreements with each manufacturer. The manufacturer is entitled to terminate the dealer agreement if the Company is in material breach of the agreement terms.

Vendor Concentrations

The Company purchases its new recreational vehicles and replacement parts from various manufacturers. During the Successor period from March 15, 2018 to December 31, 2018, four major manufacturers accounted for 30.5%, 27.4%, 17.3% and 16.8% of RV purchases. During the Predecessor Period from January 1, 2018 to March 14, 2018, four major manufacturers accounted for 36.1%, 21.4%, 18.2%, and 16.1% of RV purchases.

During the Predecessor period from January 1, 2017 to December 31, 2017, four major manufacturers accounted for 28.9%, 27.0%, 21.3%, and 15.0% of RV purchases.

The Company is subject to dealer agreements with each manufacturer. The manufacturer is entitled to terminate the dealer agreement if the Company is in material breach of the agreement terms.

Geographic Concentrations

Geographic Concentrations

The percent of revenues generated by customers of the Florida location and the Colorado locations, which generate greater than 10% of revenues, were as follows (unaudited):

	Three Months		Six Months
	Successor	Successor	Successor		Predecessor
	April 1, 2019 to June 30, 2019	April 1, 2018 to June 30, 2018	January 1, 2019 to June 30, 2019	March 15, 2018 to June 30, 2018	January 1, 2018 to March 14, 2018

Florida	64%	74%	69%	75%	81%
Colorado	16%	19%	13%	18%	11%

These geographic concentrations increase the exposure to adverse developments related to competition, as well as economic, demographic, weather and other changes in these regions.

Geographic Concentrations

Revenues generated by customers of the Florida location and the Colorado locations, which generate greater than 10% of revenues, were as follows:

	Successor	Predecessor
	March 15, 2018 to December 31, 2018	January 1, 2018 to March 14, 2018	January 1, 2017 to December 31, 2017

Florida	71%	81%	77%
Colorado	19%	11%	15%

These geographic concentrations increase the exposure to adverse developments related to competition, as well as economic, demographic, weather and other changes in these regions.

Subsequent Events

Subsequent Events

Management of the Company has analyzed the activities and transactions subsequent to June 30, 2019 through the date these condensed consolidated financial statements were issued to determine the need for any adjustments to or disclosures within the financial statements. The Company disclosed subsequent events that would require disclosure in the condensed consolidated financial statements in Note 11- Subsequent Events.

Subsequent Events

Management of the Company has analyzed the activities and transactions subsequent to December 31, 2018 through the date these consolidated financial statements were issued to determine the need for any adjustments to or disclosures within the financial statements. The Company did not identify any recognized or non-recognized subsequent events that would require disclosure in the consolidated financial statements other than those disclosed in Note 15 – Preferred Stock and Note 16 – Stockholders’ Equity.

Reclassifications	Reclassifications Certain amounts in prior periods have been reclassified to conform to the current period presentation. These reclassifications had no effect on the previously reported net income.	Reclassifications Certain amounts in prior periods have been reclassified to conform to the current period presentation. These reclassifications had no effect on the previously reported net income.
Leases

Leases

For operating leases, rent is recognized on a straight-line basis over the expected lease term, including cancellable option periods where the Company is reasonably assured to exercise the options. Differences between amounts paid and amounts expensed are recorded as deferred rent. Capital leases are recorded as an asset and an obligation at an amount equal to the present value of the future minimum lease payments during the lease term. Sale-leasebacks are transactions through which assets are sold at fair value and subsequently leased back from the seller. Failed sale-leaseback transactions result in retention of the “sold” assets within property and equipment, with a financing lease obligation equal to the amount of proceeds received recorded as a financing liability, on the accompanying consolidated balance sheets.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

The Company qualifies as an emerging growth company pursuant to the provision of the Jumpstart Our Business Startups (“JOBS”) Act. Section 107 of the JOBS Act provides that an emerging growth company can delay the adoption of certain new accounting standards until those standards would otherwise apply to private companies. The Company has elected to take advantage of the extended transition period provided by the JOBS Act for complying with new or revised accounting standards.

Recently Issued Accounting Standards

The Company qualifies as an emerging growth company pursuant to the provision of the Jumpstart Our Business Startups (“JOBS”) Act. Section 107 of the JOBS Act provides that an emerging growth company can delay the adoption of certain new accounting standards until those standards would otherwise apply to private companies. The Company has elected to take advantage of the extended transition period provided by the JOBS Act for complying with new or revised accounting standards.

In February 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02”). ASU 2016-02 requires an entity to recognize assets and liabilities arising from a lease for both financing and operating leases. ASU 2016-02 will also require new qualitative and quantitative disclosures to help investors and other financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases. As the Company qualifies as an emerging growth company, this standard will be effective for fiscal years beginning after December 15, 2019, with early adoption permitted. The Company is currently evaluating ASU 2016-02 and its impact on its consolidated financial statements and disclosures.

In March 2016, the FASB issued ASU No. 2016-08, “Revenue from Contracts with Customers - Principal versus Agent Considerations”, in April 2016, the FASB issued ASU No. 2016-10, “Revenue from Contracts with Customers (Topic 606) - Identifying Performance Obligations and Licensing” and in May 2016, the FASB issued ASU No. 2016-12, “Revenue from Contracts with Customers (Topic 606)” (“ASU 2016-12”). This update provides clarifying guidance regarding the application of ASU No. 2014-09 - Revenue from Contracts with Customers which is not yet effective. These new standards provide for a single, principles-based model for revenue recognition that replaces the existing revenue recognition guidance. As the Company qualifies as an emerging growth company, this standard will be effective for fiscal years beginning after December 15, 2018. This standard has an effective date of January 1, 2019, and the Company used the modified retrospective implementation method, whereby a cumulative effect adjustment is recorded to retained earnings as of the date of initial application, if needed. In preparing for adoption, the Company has evaluated the terms, conditions and performance obligations under our existing contracts with customers. The Company does not expect to have a cumulative adjustment to retained earnings and does not anticipate that the new standard will have a material impact on its financial condition, results of operations or cash flows.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”). The amendment addresses several specific cash flow issues with the objective of reducing the diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. As the Company qualifies as an emerging growth company, this standard will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted. The Company does not expect the adoption of this ASU to materially impact its consolidated financial statements or results of operations.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, a consensus of the FASB Emerging Issues Task Force (“ASU 2016-18”). The amendments require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this ASU do not provide a definition of restricted cash or restricted cash equivalents. As the Company qualifies as an emerging growth company, this standard will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. The Company does not expect the adoption of this ASU to materially impact its consolidated financial statements or results of operations.

In January 2017, the FASB issued ASU No. 2017-04, “Simplifying the Test for Goodwill Impairment” (“ASU 2017-04”). ASU 2017-04 eliminates Step 2 from the goodwill impairment test. Under the amendments in ASU 2017-04, an entity should recognize an impairment charge for the amount by which the carrying amount of a reporting unit exceeds its fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. This standard will be effective for fiscal years beginning after December 15, 2020. Early adoption is permitted. The Company is currently evaluating the impact the adoption of this guidance will have on its consolidated financial statements and disclosures.

In May 2017, the FASB issued ASU No. 2017-09, Compensation - Stock Compensation (Topic 718): (“ASU 2017-09”). ASU 2017-09 provides clarity on the accounting for modifications of stock-based awards. ASU 2017-09 requires adoption on a prospective basis in the annual and interim periods for our fiscal year ending December 31, 2019 for share-based payment awards modified on or after the adoption date. The Company is currently evaluating the impact the adoption of this guidance will have on its consolidated financial statements.

In September 2017, the FASB issued ASU No. 2017-13, Revenue Recognition (Topic 605), Revenue from Contracts with Customers (Topic 606), Leases (Topic 840), and Leases (Topic 842). This ASU adds Securities and Exchange Commission (“SEC”) paragraphs pursuant to the SEC Staff Announcement at the July 20, 2017 Emerging Issues Task Force (EITF) meeting. The July announcement addresses Transition Related to Accounting Standards Updates No. 2014-09, Revenue from Contracts with Customers (Topic 606), and No. 2016-02, Leases (Topic 842). This update also supersedes SEC paragraphs pursuant to the rescission of SEC Staff Announcement, “Accounting for Management Fees Based on a Formula,” effective upon the initial adoption of Topic 606, Revenue from Contracts with Customers, and SEC Staff Announcement, “Lessor Consideration of Third-Party Value Guarantees,” effective upon the initial adoption of Topic 842, Leases. The amendments in this update also rescind three SEC Observer Comments effective upon the initial adoption of Topic 842. One SEC Staff Observer comment is being moved to Topic 842. As the Company qualifies as an emerging growth company, this standard is required to be implemented effective January 1, 2019. The Company does not believe the impact of of this guidance will have a material impact on the financial statements.

In November 2017, the FASB issued ASU 2017-14, Income Statement—Reporting Comprehensive Income (Topic 220), Revenue Recognition (Topic 605), and Revenue from Contracts with Customers (Topic 606), which amends certain aspects of the new revenue recognition standard. As the Company qualifies as an emerging growth company, this standard will be effective for fiscal years beginning after December 15, 2018. The Company has evaluated the impact of these ASUs, and has concluded that it will not materially impact the financial statements.